VIA ELECTRONIC FILING

Securities and Exchange
Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention:	Division of Investment Management

RE: 	Merrill Lynch Short Term U.S.
Government Fund, Inc.
Post-Effective Amendment No. 18
to the Registration Statement
on Form N-1A
(Securities Act File No. 33-40332
Investment Company Act
File No. 811-6304)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the
Securities Act of 1933, as amended
	(the 1933 Act), Merrill Lynch Short Term U.S.
	Government Fund, Inc.
(the Fund)
	hereby certifies that:

(1) the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c)
under the 1933 Act would not have
differed from that contained in
Post-Effective Amendment No. 18
to the Funds Registration
Statement on Form N-1A; and

(2) the text of Post-Effective Amendment
 No. 18 to the Funds Registration
Statement on Form N-1A was filed
electronically with the Securities
and Exchange Commission
on September 26, 2003.

Very truly yours,

Merrill Lynch Short Term U.S.
Government Fund, Inc.

/s/ Bradley J. Lucido

Bradley J. Lucido

Secretary of Fund